Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities
Net earnings	$ 1,263,207	$ 1,141,402
Adjustments for:
Amortization and depreciation	392,301	392,675
Deferred income tax recovery	(8,297)	(41,238)
Foreign exchange losses	3,519	349
Share-based payment costs	39,440	38,457
Net change in non-cash working capital items	(56,251)	(38,237)
Cash provided by operating activities	1,633,919	1,493,408
Investing activities
Net change in short-term investments	(9,889)	0
Business acquisitions (considering the bank overdraft assumed and cash acquired)	(480,366)	(248,137)
Investment in a step acquisition	(140,248)	0
Proceeds from sale of business	600	3,500
Purchase of property, plant and equipment	(162,061)	(143,250)
Additions to contract costs	(60,191)	(87,420)
Additions to intangible assets	(105,976)	(95,451)
Purchase of long-term investments	(523)	(16,238)
Proceeds from sale of long-term investments	7,845	9,578
Cash used in investing activities	(950,809)	(577,418)
Financing activities
Net change in unsecured committed revolving credit facility	139,575	(5,205)
Increase of long-term debt	686,810	20,111
Repayment of long-term debt	(355,406)	(121,771)
Repayment of debt assumed in business acquisitions	(2,141)	(28,609)
Settlement of derivative financial instruments	(554)	(2,430)
Purchase of Class A subordinate voting shares held in trusts	(30,740)	(24,789)
Resale of Class A subordinate voting shares held in trusts	0	528
Purchase and cancellation of Class A subordinate voting shares	(1,130,255)	(794,076)
Issuance of Class A subordinate voting shares	63,602	77,197
Cash used in financing activities	(629,109)	(879,044)
Effect of foreign exchange rate changes on cash and cash equivalents	(24,261)	(18,727)
Net increase in cash and cash equivalents	29,740	18,219
Cash and cash equivalents, beginning of year	184,091	165,872
Cash and cash equivalents, end of year	$ 213,831	$ 184,091